Employee Benefits - Effect of variation in assumptions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Current Service Cost	$ 910	$ 854	$ 684
Remeasurements of the Net Defined Benefit Liability (Assets)	6,920	7,048
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	4,402	4,640
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,058	1,940
Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	460	468
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	866	894	724
Gain or Loss on Settlement or Curtailment	278	276	82
Net Interest on the Net Defined Benefit Liability	590	508	485
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	489	534	390
Gain or Loss on Settlement or Curtailment	243	220	55
Net Interest on the Net Defined Benefit Liability	367	313	319
Net benefit cost recognized in the consolidated statements of income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	345	328	290
Gain or Loss on Settlement or Curtailment	21	27	3
Net Interest on the Net Defined Benefit Liability	178	150	114
Net benefit cost recognized in the consolidated statements of income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	32	32	44
Gain or Loss on Settlement or Curtailment	14	29	24
Net Interest on the Net Defined Benefit Liability	45	$ 45	$ 52
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,027
Gain or Loss on Settlement or Curtailment	(226)
Net Interest on the Net Defined Benefit Liability	451
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	644
Gain or Loss on Settlement or Curtailment	(199)
Net Interest on the Net Defined Benefit Liability	250
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	346
Gain or Loss on Settlement or Curtailment	(17)
Net Interest on the Net Defined Benefit Liability	164
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	37
Gain or Loss on Settlement or Curtailment	(10)
Net Interest on the Net Defined Benefit Liability	37
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,216
Gain or Loss on Settlement or Curtailment	(247)
Net Interest on the Net Defined Benefit Liability	602
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	834
Gain or Loss on Settlement or Curtailment	(227)
Net Interest on the Net Defined Benefit Liability	413
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	382
Gain or Loss on Settlement or Curtailment	(20)
Net Interest on the Net Defined Benefit Liability	189
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	52
Gain or Loss on Settlement or Curtailment	(14)
Net Interest on the Net Defined Benefit Liability	52
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,269
Gain or Loss on Settlement or Curtailment	(265)
Net Interest on the Net Defined Benefit Liability	714
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	830
Gain or Loss on Settlement or Curtailment	(232)
Net Interest on the Net Defined Benefit Liability	468
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	387
Gain or Loss on Settlement or Curtailment	(19)
Net Interest on the Net Defined Benefit Liability	194
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	52
Gain or Loss on Settlement or Curtailment	(14)
Net Interest on the Net Defined Benefit Liability	52
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,057
Gain or Loss on Settlement or Curtailment	(216)
Net Interest on the Net Defined Benefit Liability	479
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	711
Gain or Loss on Settlement or Curtailment	(199)
Net Interest on the Net Defined Benefit Liability	313
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	346
Gain or Loss on Settlement or Curtailment	(17)
Net Interest on the Net Defined Benefit Liability	166
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	36
Gain or Loss on Settlement or Curtailment	(9)
Net Interest on the Net Defined Benefit Liability	37
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,377
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,289
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	108
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(20)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,495
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,358
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	137
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(39)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,473
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,384
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	128
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(39)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,429
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	1,327
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	102
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	$ (20)